RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

12. RELATED PARTY BALANCES AND TRANSACTIONS

Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Company
Zhichao Yang	Chief Executive Officer of the company
Changbin Xia	Shareholder of the Company
Hanwu Yang	Director of the Company
Eternal Horizon International Company Limited	As a shareholder of the Company before December 15, 2020
Sen Jin	Legal representative of Vande

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Due to related parties

	As of December 31, 2025	As of December 31, 2024

Changbin Xia(1)	$-	$1,287,629
Other	-	3,979
Total	$-	$1,291,608

(1)	The Company borrowed loans as working capital from one shareholder Changbin Xia as well as the legal representative of Vande. The balance due to related parties is interest-free and due on demand.